Income Taxes (Tables)	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of taxable income/(loss) before income taxes by jurisdiction

The total income tax (benefit) expense included in the consolidated statements of operations and comprehensive (loss) income as determined in accordance with ASC 740 by jurisdiction is as follows:

	For the Year Ended	For the Six Months Ended	For the Years Ended
	June 30, 2026	June 30, 2025	December 31, 2024	December 31, 2023
Labuan	$9,740	$1,022	$26,190	$25,263
Malaysia	(370,793)	(1,039,138)	1,280,329	684,759
Singapore	43,036	50,082	121,780	64,217
Total income tax (benefit) expense	$(318,017)	$(988,034)	$1,428,299	$774,239

Schedule of reconciliations of the statutory income tax rate and effective income tax rate

Reconciliation of the statutory income tax rate and the Company’s effective income tax rate is as follows:

	For the Year Ended	For the Six Months Ended	For the Years Ended
	June 30, 2026	June 30, 2025	December 31, 2024	December 31, 2023
Income tax expense at Labuan statutory rate	$-	$8,411	$26,247	$25,375
Income tax expense at Malaysia statutory rate	(3,261,415)	283,787	613,388	710,438
Income tax expense at Singapore statutory rate	102,391	69,507	110,461	91,240
Increases (decreases) due to:
Other adjustments(1)	1,032,309	(303,211)	743,918	(177,593)
Other deferred tax adjustments(2)	2,325,424	(45,490)	(9,092)	13,072
Other exemption, rebate and credit	(27,142)	-	(26,038)	(56,397)
(Over) Under provision in prior years(3)	(489,584)	(1,001,038)	(30,585)	168,104
Income tax expense (benefit), net	$(318,017)	$(988,034)	$1,428,299	$774,239

(1)	Other adjustments mainly represent income not subject to tax and expenses not deductible for tax purposes. The nontaxable or nondeductible items primarily comprise adjustments relating to chartering fees paid to companies incorporated in Labuan, professional fees, expected credit loss and foreign exchange differences incurred by Tumpuan Megah. Chartering fees paid to Labuan companies and certain professional fees are subject to statutory limitations or restrictions on tax deductibility, and the portion not deductible for income tax purposes is included in the reconciliation as a nondeductible item. Expected credit loss and foreign exchange differences include amounts that are not subject to tax or deductible for income tax purposes, as applicable.
(2)	For the year ended June 30, 2026, it primarily represented the effects of unutilized tax losses and unabsorbed capital allowances arising during the year, for which deferred tax assets were fully offset by a valuation allowance, as it is not more likely than not that the related tax benefits will be realized.
(3)	With the change of accounting year end from December 31 to June 30, the reporting period of Tumpuan Megah covered 18 months from January 1, 2024 to June 30, 2025. As Tumpuan Megah incurred a net loss for the six months ended June 30, 2025, the tax loss incurred during the six-month period reduced the overall assessable profits for the full 18-month reporting period. As a result, the income tax provision previously recognized for the year ended December 31, 2024 was overstated by $1,001,038 and was adjusted during the six months ended June 30, 2025.

Schedule of reconciliations of the statutory income tax rate percentage and effective income tax rate percentage

	For the Year Ended	For the Six Months Ended	For the Years Ended
	June 30, 2026	June 30, 2025	December 31, 2024	December 31, 2023
Income tax expense at Labuan statutory rate	-	(0.2)%	0.8%	0.7%
Income tax expense at Malaysia statutory rate	16.8%	(5.2)%	17.6%	19.0%
Income tax expense at Singapore statutory rate	(0.5)%	(1.2)%	3.2%	2.4%
Increases (decreases) due to:
Other adjustments	(5.3)%	5.5%	21.4%	(4.8)%
Other deferred tax adjustments	(12.0)%	0.8%	(0.3)%	0.4%
Other exemption, rebate and credit	0.1%	-	(0.7)%	(1.5)%
(Over) Under provision in prior years	2.5%	18.2%	(0.9)%	4.5%
Income tax expense (benefit), net	1.6%	17.9%	41.1%	20.7%

Schedule of deferred tax assets and liabilities

The Company recognizes deferred tax assets and liabilities for temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities, measured at the applicable tax rates.

	As of June 30,
	2026	2025
Allowance for expected credit losses	$319,380	$376,883
Depreciation and amortization	(8,554)	13,832
Unrealized foreign currency transaction gains	(336,021)	(323,498)
Total deferred tax (liabilities) assets, net	$(25,195)	$67,217

Schedule of movement of company’s deferred tax assets and liabilities

Movement of the Company’s deferred tax (liabilities) assets, net, is as follows:

	As of June 30,
	2026	2025
Balance at July 1, 2025 and January 1, 2025	$67,217	$-
(Decrease) increase recognized in the income statement	(94,517)	64,914
Foreign exchange difference	2,105	2,303
Balance at June 30, 2026 and June 30, 2025	$(25,195)	$67,217